Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
Note 20: Quarterly Results of Operations (Unaudited)

	Year Ended December 31, 2014
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$2,921,442	$2,946,212	$2,978,484	$3,045,770
Interest expense	337,222	353,542	371,036	389,658
Net interest income	2,584,220	2,592,670	2,607,448	2,656,112
Provision for loan losses	150,000	30,000	30,000	30,000
Net interest income after provision for loan losses	2,434,220	2,562,670	2,577,448	2,626,112
Noninterest income	949,801	1,024,088	947,678	997,532
Noninterest expense	2,548,408	2,470,123	2,723,872	2,470,346
Income before income taxes	835,613	1,116,635	801,254	1,153,298
Income tax expense	183,641	260,619	176,277	313,509

Net income	$651,972	$856,016	$624,977	$839,789

Basic earnings per share	$0.37	$0.48	$0.35	$0.47
Diluted earnings per share	$0.36	$0.47	$0.35	$0.47

	Year Ended December 31, 2013
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$3,139,867	$3,061,017	$2,924,714	$2,952,167
Interest expense	415,265	439,617	454,298	472,091
Net interest income	2,724,602	2,621,400	2,470,416	2,480,076
Provision for loan losses	130,000	10,000	—	30,000
Net interest income after provision for loan losses	2,594,602	2,611,400	2,470,416	2,450,076
Noninterest income	918,665	1,010,359	1,027,808	1,486,038
Noninterest expense	2,650,580	2,564,351	2,467,610	2,484,879
Income before income taxes	862,687	1,057,408	1,030,614	1,451,235
Income tax expense	207,234	271,739	270,539	438,787

Net income	$655,453	$785,669	$760,075	$1,012,448

Basic earnings per share	$0.36	$0.43	$0.41	$0.54
Diluted earnings per share	$0.36	$0.42	$0.41	$0.54